Trade and Other Receivables - Disclosure of Transfers of Financial Assets (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Trade and other receivables [abstract]
Transferred receivables		$ 9,790	$ 11,649